Critical Accounting Estimates and Judgment in Applying Accounting Policies - Sensitivity Analysis of GPV to Changes in Various Underwriting Risks Explanatory (Detail) - United States [member] - Long term care products [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Analysis Of GPV To Changes In Various Underwriting Risks [Line Items]
5% increase in the utilization rates	€ 195	€ 186
5% decrease in the utilization rates	(201)	(193)
10% increase expected mortality	122	113
10% decrease expected mortality	€ (114)	€ (105)